Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets
Our definite-lived intangible assets were comprised of the following:

		December 31, 2024			December 31, 2023
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Trademarks/tradenames	30 years	$8,182	$(5,251)	$2,931	$8,265	$(5,070)	$3,195
Customer relationships	15 years	5,227	(4,240)	987	12,972	(9,573)	3,399
		$13,409	$(9,491)	$3,918	$21,237	$(14,643)	$6,594
The aggregate intangible asset amortization expense was $0.6 million, $1.1 million and $1.1 million for the fiscal year ended December 31, 2024, 2023 and 2022. The estimated intangible asset amortization expense for each of the five succeeding fiscal years ending after December 31, 2024 is $0.6 million for the years ending December 31, 2025 through 2029. The decrease in Net carrying value of the Intangible assets as of December 31, 2024 from 2023 is due to the sale of the FinishTEK business in January 2024.